Share-Based Payments Compensation Expense (Details) - Options and Sosars [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense (in dollars)	$ 6.7	$ 3.2
Tax benefit (in dollars)	(1.9)	(0.8)
After-tax compensation expense (in dollars)	$ 4.8	$ 2.4